Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

Note 15 — Commitments and Contingencies

Future minimum lease payments under non-cancelable operating leases for office space and cars, as of December 31, 2011, are as follows:

U.S.$ thousands
Year ending December 31,
2012	66
2013	27
93

Rent expense for operating leases for the years ended December 31, 2011, 2010 and for the cumulative period from inception until December 31, 2011, was $81 thousand, $102 thousand and $557 thousand, respectively. Rent expense for the Subsidiary’s lease is in NIS and linked to the Israeli Consumer Price Index from February 2006.